STOCKHOLDERS' EQUITY (Details) - USD ($)				1 Months Ended		3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 28, 2021	Apr. 23, 2019	Mar. 02, 2018	Jan. 31, 2020	Apr. 23, 2019	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 14, 2019	Mar. 02, 2019	Jan. 06, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock purchased			3,860,294				8,125,000		8,125,000
Exercise price			$ 0.2301				$ 0.18		$ 0.18
Proceeds from the exercise of stock warrants			$ 1,029,000				$ 0	$ 241,911	$ 241,911	$ 240,625
Proceeds from Issuance of Private Placement							$ 1,980,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period									0	1,638,575
Stock Issued During Period, Value, Stock Options Exercised						$ 22,050
March Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock purchased		1,000,000	925,000	1,939,294	1,000,000						1,000,000
Exercise price			$ 0.125						$ 0.125			$ 0.125
Proceeds from the exercise of stock warrants		$ 125,000	$ 115,625	$ 241,911	$ 125,000
Note Warrant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock purchased													1,149,016
Private Placement [Member] | Securities Purchase Agreement [Member] | Investor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate shares sold	9,900,000
Share price	$ 0.20
Gross proceeds	$ 1,980,000
Private Placement [Member] | Securities Purchase Agreement [Member] | Series A Warrants | Investor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock purchased	7,425,000
Exercise price	$ 0.24
Term of warrant	2 years
Private Placement [Member] | Securities Purchase Agreement [Member] | Series B Warrants | Investor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock purchased	7,425,000
Exercise price	$ 0.28
Term of warrant	5 years
Warrant | Estimate of Fair Value Measurement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price							$ 0.125		$ 0.125
Offering Expenses Related To Warrant Reprice							$ 82,566		$ 82,566